Summary of Signification Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Signification Accounting Policies [Line Items]
Amount in excess of government insurance	$ 4,610,723	$ 1,221,685
Financing Receivable, after Allowance for Credit Loss	520,555
Share-Based Payment Arrangement, Expense		1,270,000	$ 1,970,000
Deferred revenue recognized	$ 1,007,494,859,990	$ 484,115
Sale of goods percentage	76.00%
Revenues percentage	24.00%
Minimum [Member]
Summary of Signification Accounting Policies [Line Items]
Approximately cash balances	$ 123,996
Maximum [Member]
Summary of Signification Accounting Policies [Line Items]
Approximately cash balances	$ 56,790,000